UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spectrum Asset management, Inc
Address: 2 High Ridge Park
         Stamford, CT  06905

13F File Number:  028-11300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph A. Hanczor
Title:     Vice President and Chief Compliance Officer
Phone:     203-322-0189

Signature, Place, and Date of Signing:

 Joseph A. Haanczor     Stamford, CT     April 23, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $256,609 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA CORPORATION    7.25%CNV PFD L   060505682    28558    23372 SH       SOLE                    23372        0        0
BARCLAYS BANK PLC              ADR PFD SR 5     06739H362    26309  1029291 SH       SOLE                  1029291        0        0
BARCLAYS BANK PLC              ADS7.75%PFD S4   06739H511    20845   812654 SH       SOLE                   812654        0        0
BARCLAYS BANK PLC              SP ADR 7.1%PF3   06739H776    29516  1157930 SH       SOLE                  1157930        0        0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390     2092    82003 SH       SOLE                    82003        0        0
BLACKROCK CR ALLCTN INC TR     COM              092508100    17146  1224706 SH       SOLE                  1224706        0        0
COMMONWEALTH REIT              6.50% PFD CUM CO 203233408     7221   299860 SH       SOLE                   299860        0        0
COMMONWEALTH REIT              CV PFD-E 7.25%   203233606     4546   176823 SH       SOLE                   176823        0        0
HANCOCK JOHN PFD INCOME FD I   COM              41021P103    16562   839415 SH       SOLE                   839415        0        0
HSBC HLDGS PLC                 ADR A 1/40PF A   404280604    33602  1328145 SH       SOLE                  1328145        0        0
KEYCORP NEW                    PFD 7.75% SR A   493267405     1214     9362 SH       SOLE                     9362        0        0
NATIONAL WESTMINSTER BK PLC    SPON ADR C       638539882      272    10623 SH       SOLE                    10623        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739      362    15651 SH       SOLE                    15651        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS R   780097747      525    23817 SH       SOLE                    23817        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754     7187   307633 SH       SOLE                   307633        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770     1683    75857 SH       SOLE                    75857        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR L RP PF   780097788    32607  1386905 SH       SOLE                  1386905        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF M    780097796      617    27665 SH       SOLE                    27665        0        0
WELLS FARGO & CO NEW           PERP PFD CNV A   949746804    25745    19977 SH       SOLE                    19977        0        0